Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues (note 3)	$ 3,745,835	$ 3,249,072
Cost of revenues (exclusive of depreciation and amortization shown below)	2,565,720	2,202,840
Selling, general and administrative expenses	846,429	733,602
Depreciation	61,415	55,074
Amortization of intangible assets	48,725	43,891
Acquisition-related items (note 4)	4,520	12,023
Operating earnings	219,026	201,642
Interest expense, net	25,191	16,036
Other income, net (note 6)	(146)	(23,399)
Earnings before income tax	193,981	209,005
Income tax (note 15)	48,974	52,875
Net earnings	145,007	156,130
Non-controlling interest share of earnings (note 12)	9,381	7,422
Non-controlling interest redemption increment (note 12)	14,552	13,496
Net earnings attributable to Company	$ 121,074	$ 135,212
Net earnings per common share (note 16)
Basic (in dollars per share)	$ 2.74	$ 3.08
Diluted (in dollars per share)	$ 2.72	$ 3.05